Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information
Schedule of supplemental cash flow information

The decrease (increase) in non-cash working capital is comprised of:

($ millions)	2017	2016

Accounts receivable	(79)	(471)

Inventories	(268)	(218)

Accounts payable and accrued liabilities	68	110

Current portion of provisions	(48)	(98)

Income taxes payable (net)	421	145

	94	(532)

Relating to:

Operating activities	(173)	(308)

Investing activities	267	(224)

	94	(532)

Reconciliation of movements of liabilities to cash flows arising from financing activities:

($ millions)	Short-Term Debt	Current Portion of Long-Term Debt	Long-Term Debt	Partnership Liability	Dividends Payable	Derivative Liabilities (Assets)(1)

At December 31, 2016	1 273	54	16 103	—	—	17

Changes from financing cash flows:

Net issuance of commercial paper	1 065	—	—	—	—	—

Gross proceeds from issuance of long-term debt	—	—	955	—	—	—

Debt issuance costs	—	—	(13)	—	—	—

Repayment of long-term debt	—	—	(2 561)	—	—	—

Realized foreign exchange gain	(84)	—	(612)	—	—	—

Dividends paid on common shares	—	—	—	—	(2 124)	—

Payments of finance lease liabilities	—	—	(58)	—	—	—

Net settlement of derivatives	—	—	—	—	—	25

Proceeds from sale of non-controlling interest	—	—	—	503	—	—

Distributions to non-controlling interest	—	—	—	(20)	—

Non-cash changes:

Dividends declared on common shares	—	—	—	—	2 124	—

Unrealized foreign exchange gain	(118)	—	(653)	—	—	—

Deferred financing costs	—	—	(14)	—	—	—

New finance lease liabilities	—	—	628	—	—	—

Unrealized fair value gain recognized in net earnings	—	—	—	—	—	(42)

Reclassification from long-term debt to current portion of long-term debt	—	17	(17)	—	—	—

Reclassification from a finance lease to a service arrangement(2)	—	—	(386)	—	—	—

At December 31, 2017	2 136	71	13 372	483	—	—

(1)

Derivative liabilities (assets) relate to foreign exchange forward contracts and interest rate swaps the company may utilize for risk management purposes in relation to U.S. dollar denominated long-term debt.

(2)	Service agreements are recorded in Operating, Selling and General expense as incurred.